Earnings (loss) per share	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Earnings (loss) per share

22.	Earnings (loss) per share

	Continued operations
	12.31.23	12.31.22
Basic numerator
Net loss for the period attributable to controlling shareholders	(2,028,559)	(3,115,455)
Basic denominator
Weighted average number of outstanding shares - basic	1,360,268,402	1,052,606,000
Net loss per share basic - R$	(1.49)	(2.96)

Diluted denominator
Weighted average number of outstanding shares - diluted (1)	1,360,268,402	1,052,606,000
Net loss per share diluted - R$	(1.49)	(2.96)
(1)	Shares linked to share-based payment plans have an anti-dilutive effect in the years.

	Discontinued operations
	12.31.23	12.31.22
Basic numerator
Net loss for the year attributable to controlling shareholders	-	(50,948)
Basic denominator
Weighted average number of outstanding shares - basic	1,360,268,402	1,052,606,000
Net loss per share basic - R$	-	(0.05)

Diluted denominator
Weighted average number of outstanding shares - diluted (1)	1,360,268,402	1,052,606,000
Net loss per share diluted - R$	-	(0.05)
(1)	Shares linked to share-based payment plans have an anti-dilutive effect in the years.

	Continued and discontinued operations
	12.31.23	12.31.22
Basic numerator
Net loss for the period attributable to controlling shareholders	(2,028,559)	(3,166,403)
Basic denominator
Weighted average number of outstanding shares - basic	1,360,268,402	1,052,606,000
Net earnings (loss) per share basic - R$	(1.49)	(3.01)

Diluted denominator
Weighted average number of outstanding shares - diluted (1)	1,360,268,402	1,052,606,000
Net loss per share diluted - R$	(1.49)	(3.01)
(1)	Shares linked to share-based payment plans have an anti-dilutive effect in the years.